Subsequent Events	6 Months Ended
Jun. 30, 2011
Subsequent Events [Abstract]
Subsequent Events
18. Subsequent Events
On July 6, 2011, the Company closed a transaction with certain institutional investors (collectively, the “Buyers”) to sell an aggregate of approximately 4.3 million shares of its common stock and warrants (the “ Warrants”) to purchase a total of approximately 3.0 million shares of its common stock (the “Warrant Shares”) for gross proceeds of approximately $3.75 million (the “Private Placement”). Also on July 6, 2011, the Company and the Buyers entered into a registration rights agreement (the “Registration Rights Agreement”) pursuant to which the Company provided certain registration rights to the Buyers, including an obligation of the Company to file with the Securities and Exchange Commission within 20 days a registration statement on Form S-1 covering the shares issued in the Private Placement and the Warrant Shares. That registration statement on Form S-1 was filed with the SEC on July 26, 2011.
Simultaneous with closing the Private Placement, the Company closed a transaction with MHR Fund Management LLC and certain of its affiliated investment funds (“MHR”) to sell an aggregate of approximately 4.3 million shares of its common stock and warrants (the “MHR Warrants”) to purchase a total of approximately 3.0 million shares of its common stock (the “MHR Warrant Shares”) for gross proceeds of approximately $3.75 million (the “MHR Private Placement”).
In connection with the Private Placement and the MHR Private Placement, the Company entered into a Waiver Agreement with MHR (“Waiver Agreement”), pursuant to which MHR waived certain anti-dilution adjustment rights under its Senior Secured Notes and certain warrants issued by the Company to MHR that would otherwise have been triggered by the Private Placement. As consideration for such waiver, the Company issued to MHR warrants (the “MHR Waiver Warrants”) to purchase 795,000 shares of its common stock (the “MHR Waiver Warrant Shares”) and agreed to reimburse MHR for up to $25,000 of its legal fees.
In both the Private Placement and the MHR Private Placement, each unit, consisting of one share of common stock and a warrant to purchase 0.7 shares of common stock, were sold at a purchase price of $0.872. The Warrants, the MHR Warrants and the MHR Waiver Warrants are exercisable at an exercise price of $1.09 per share and will expire July 6, 2016.
exercise price of $1.09 per share and will expire July 6, 2016.